Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Schedule Long-Term Indebtedness
The following table presents our long-term indebtedness:

		June 30,	December 31,
Series	Due	2015	2014
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	$30,000	$30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
Unamortized discount – net		(2,898)	(2,940)
Total IPL first mortgage bonds		1,152,402	1,152,360
Total Long-term Debt – IPL		1,152,402	1,152,360
Long-term Debt – IPALCO:
7.25% Senior Secured Notes	April 2016	33,530	400,000
5.00% Senior Secured Notes	May 2018	400,000	400,000
3.45% Senior Secured Notes	July 2020	405,000	—
Unamortized discount – net		(481)	(1,347)
Total Long-term Debt – IPALCO		838,049	798,653
Total Consolidated IPALCO Long-term Debt		1,990,451	1,951,013
Less: Current Portion of Long-term Debt		165,380	—
Net Consolidated IPALCO Long-term Debt		$1,825,071	$1,951,013

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

The following table presents our long-term indebtedness:

		December 31,
Series	Due	2014	2013
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	30,000	30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	—
Unamortized discount – net		(2,940)	(1,339)
Total IPL first mortgage bonds		1,152,360	1,023,961
Total Long-term Debt – IPL		1,152,360	1,023,961
Long-term Debt – IPALCO:
7.25% Senior Secured Notes	April 2016	400,000	400,000
5.00% Senior Secured Notes	May 2018	400,000	400,000
Unamortized discount – net		(1,347)	(2,248)
Total Long-term Debt – IPALCO		798,653	797,752
Total Consolidated IPALCO Long-term Debt		1,951,013	1,821,713
Less: Current Portion of Long-term Debt		—	—
Net Consolidated IPALCO Long-term Debt		$1,951,013	$1,821,713

(1)
First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.
(2)
First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2014, are as follows:

Year	Amount
(in Thousands)
2015	$—
2016	531,850
2017	24,650
2018	400,000
2019	—
Thereafter	998,800
Total	$1,955,300

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Long-Term Indebtedness
The following table presents our long-term indebtedness:

		June 30,	December 31,
Series	Due	2015	2014
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	30,000	30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
Unamortized discount - net		(2,898)	(2,940)
Total IPL first mortgage bonds		1,152,402	1,152,360
Less: Current Portion of Long-term Debt		131,850	—
Net Consolidated IPL Long-term Debt		$1,020,552	$1,152,360

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

The following table presents our long-term indebtedness:

		December 31,
Series	Due	2014	2013
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	30,000	30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	—
Unamortized discount – net		(2,940)	(1,339)
Total IPL first mortgage bonds		1,152,360	1,023,961
Less: Current Portion of Long-term Debt		—	—
Net Consolidated IPL Long-term Debt		1,152,360	1,023,961

Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2014, are as follows:

Year	Amount
(In Thousands)
2015	$—
2016	131,850
2017	24,650
2018	—
2019	—
Thereafter	998,800
Total	$1,155,300